Long- term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 03, 2018 CNY (¥)
Long Term Investment [Line Items]
Carrying value of cost method		¥ 5,700
Impairment of provision	$ 144	1,000	¥ 0	¥ 0
Shanghai Three Drivers Culture Media Co Limited [Member]
Long Term Investment [Line Items]
Investment in cash					¥ 4,000
Percentage of equity interest					40.00%
Carrying value of equity investment		¥ 2,200